Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 14, 2012
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 14, 2012
Sustainable North American Oil Sands ETF (Prospectus Summary) | Sustainable North American Oil Sands ETF | Sustainable North American Oil Sands ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNDS

Sustainable North American Oil Sands ETF (Prospectus Summary) | Sustainable North American Oil Sands ETF
Sustainable North American Oil Sands ETF
Investment Objective
The Sustainable North American Oil Sands ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Sustainable North American Oil Sands Index®
(the "SNAOS Index" or the "Index").
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of
Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sustainable North American Oil Sands ETF
Management Fee		0.50%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Sustainable North American Oil Sands ETF	51	160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The
Index is designed to measure the performance of companies whose operations in the North American oil sands include oil exploration, production, refinement, marketing, storage, transportation, provision of equipment and/or provision of services ("Oil Sands Companies"). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Oil Sands Companies. This investment policy may be changed without shareholder approval, upon 60 days' prior notice to shareholders.

The Fund employs a "passive management" investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the
Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
As of the date of the Prospectus, the Index was concentrated in the energy sector.

The Index provider is Sustainable Wealth Management Ltd. ("Sustainable Wealth"),
which is not affiliated with the Fund, the Adviser or Index Management
Solutions, LLC (the "Sub-Adviser"). Sustainable Wealth developed the methodology for determining the securities to be included on the SNAOS Index and for the ongoing maintenance of the Index. To be eligible for the SNAOS Index, a security must be issued by an Oil Sands Company that has a market capitalization of at least $3 billion, be traded on a U.S. or Canadian exchange and have a 100-day average trading volume of at least $5 million. The Index may include master limited partnerships ("MLPs"). As of March 7, 2012 there were 31 securities on the Index. The SNAOS Index is rebalanced at the end of each calendar quarter such that each security in the Index will have, on the rebalancing date, a weighting equal to every other security in the Index. Individual security weightings will fluctuate after each rebalancing date as a result of market action or for other reasons. Sustainable Wealth also publishes information regarding the SNAOS Index. The Index is calculated by Structured Solutions AG
("Structured Solutions"), which is not affiliated with the Fund, the Adviser or the Sub-Adviser.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders'investments in the
Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Concentration Risk: Because the Fund's assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of the date of the Prospectus, the Index was concentrated in the energy sector.

Currency Risk: The Fund may invest in securities denominated in a foreign currency, including the Canadian dollar. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Oil and Energy Sector Risk: Companies in the energy and oil sectors develop and produce crude oil and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in the energy sector generally, would adversely impact the Fund's performance. Certain oil and energy companies can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Oil sands reserves produce what is sometimes referred to as synthetic crude oil, to be distinguished from conventional crude oil produced from traditional oil reserves. Oil sands exploration and development is very competitive and involves many risks that even a combination of experience, knowledge and careful evaluation may not be able to overcome. The marketability of synthetic crude oil is affected by many of the same factors that affect conventional crude oil and the energy sector in general including, but not limited to, market fluctuations of prices and government regulation. However, because operating costs to produce synthetic crude oil from oil sands may be substantially higher than operating costs to produce conventional crude oil, an increase in such costs or a reduction in the price of synthetic crude oil or competing products may render mining resources from oil sands uneconomical. A significant decrease in the price of conventional crude oil may have a negative impact on the economic viability of oil sands projects. In addition, other developments, such as increasingly strict environmental and safety laws and regulations and enforcement policies thereunder, particularly in areas with a high concentration of oil sands, and local, native and political opposition to oil sands exploration and refinement, could result in substantial costs and liabilities, delays or an inability to complete projects or the abandonment of projects.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., namely Canada, or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.
Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

MLP Risk: MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange
Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation.
For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment.
In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Geographic Concentration Risk: The Fund's investments are related to activities concentrated in Canada, and therefore the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting that region than a fund that does not concentrate in Canada. The Fund may also be more susceptible to market, political, regulatory and geographic events affecting specific regions in Canada in which oil sands are concentrated, such as in the province of Alberta.

Risks Related to Investing in Canada: The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources. Conditions that weaken demand for such products worldwide or otherwise change this sector could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on the Fund's performance. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Index Tracking Risk: The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 8, 2012
Sustainable North American Oil Sands ETF (Prospectus Summary) | Sustainable North American Oil Sands ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sustainable North American Oil Sands ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Sustainable North American Oil Sands ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Sustainable North American Oil Sands Index®
(the "SNAOS Index" or the "Index").
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of
Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The
Index is designed to measure the performance of companies whose operations in the North American oil sands include oil exploration, production, refinement, marketing, storage, transportation, provision of equipment and/or provision of services ("Oil Sands Companies"). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Oil Sands Companies. This investment policy may be changed without shareholder approval, upon 60 days' prior notice to shareholders.

The Fund employs a "passive management" investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the
Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
As of the date of the Prospectus, the Index was concentrated in the energy sector.

The Index provider is Sustainable Wealth Management Ltd. ("Sustainable Wealth"),
which is not affiliated with the Fund, the Adviser or Index Management
Solutions, LLC (the "Sub-Adviser"). Sustainable Wealth developed the methodology for determining the securities to be included on the SNAOS Index and for the ongoing maintenance of the Index. To be eligible for the SNAOS Index, a security must be issued by an Oil Sands Company that has a market capitalization of at least $3 billion, be traded on a U.S. or Canadian exchange and have a 100-day average trading volume of at least $5 million. The Index may include master limited partnerships ("MLPs"). As of March 7, 2012 there were 31 securities on the Index. The SNAOS Index is rebalanced at the end of each calendar quarter such that each security in the Index will have, on the rebalancing date, a weighting equal to every other security in the Index. Individual security weightings will fluctuate after each rebalancing date as a result of market action or for other reasons. Sustainable Wealth also publishes information regarding the SNAOS Index. The Index is calculated by Structured Solutions AG
("Structured Solutions"), which is not affiliated with the Fund, the Adviser or the Sub-Adviser.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of the Prospectus, the Index was concentrated in the energy sector.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders'investments in the
Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Concentration Risk: Because the Fund's assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of the date of the Prospectus, the Index was concentrated in the energy sector.

Currency Risk: The Fund may invest in securities denominated in a foreign currency, including the Canadian dollar. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Oil and Energy Sector Risk: Companies in the energy and oil sectors develop and produce crude oil and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in the energy sector generally, would adversely impact the Fund's performance. Certain oil and energy companies can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Oil sands reserves produce what is sometimes referred to as synthetic crude oil, to be distinguished from conventional crude oil produced from traditional oil reserves. Oil sands exploration and development is very competitive and involves many risks that even a combination of experience, knowledge and careful evaluation may not be able to overcome. The marketability of synthetic crude oil is affected by many of the same factors that affect conventional crude oil and the energy sector in general including, but not limited to, market fluctuations of prices and government regulation. However, because operating costs to produce synthetic crude oil from oil sands may be substantially higher than operating costs to produce conventional crude oil, an increase in such costs or a reduction in the price of synthetic crude oil or competing products may render mining resources from oil sands uneconomical. A significant decrease in the price of conventional crude oil may have a negative impact on the economic viability of oil sands projects. In addition, other developments, such as increasingly strict environmental and safety laws and regulations and enforcement policies thereunder, particularly in areas with a high concentration of oil sands, and local, native and political opposition to oil sands exploration and refinement, could result in substantial costs and liabilities, delays or an inability to complete projects or the abandonment of projects.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., namely Canada, or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.
Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

MLP Risk: MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange
Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation.
For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment.
In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Geographic Concentration Risk: The Fund's investments are related to activities concentrated in Canada, and therefore the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting that region than a fund that does not concentrate in Canada. The Fund may also be more susceptible to market, political, regulatory and geographic events affecting specific regions in Canada in which oil sands are concentrated, such as in the province of Alberta.

Risks Related to Investing in Canada: The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources. Conditions that weaken demand for such products worldwide or otherwise change this sector could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on the Fund's performance. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Index Tracking Risk: The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.
Risk, Lose Money	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Sustainable North American Oil Sands ETF (Prospectus Summary) | Sustainable North American Oil Sands ETF | Sustainable North American Oil Sands ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.